Note 3 - Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Three-month period ended June 30,		Six-month period ended June 30,
	2012	2013	2012	2013

Charges from related party	54	47	106	95
Total	€54	€47	€106	€95

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2012	June 30, 2013
Accounts Receivable - Vifarma (formerly Sirton)	€765	€765
Accounts Receivable - F3F (formerly FinSirton)	-	15
Accounts Receivable - Sigma-Tau	216	407
Allowance for doubtful accounts	(765)	(765)
Accounts Receivable, net	€216	€422

Accounts Payable - F3F (formerly FinSirton)	€-	€2
Accounts Payable – Vifarma (formerly Sirton)	5	5
Accounts Payable	€5	€7